Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Share Capital	Share Capital
As at December 31, 2024, the Company’s authorized share capital consists of an unlimited number of common shares without par value. As at December 31, 2024, 103,555,211 common shares were outstanding (December 31, 2023 - 102,747,558).

In November 2023, the Company completed a bought deal share offering of 9,010,000 common shares at a price of $12.35 per common share for gross proceeds of $111.3 million, or net proceeds of 104.3 million after share issuance costs.
(a)     Options
A continuity of the issued and outstanding options is as follows:

	Year Ended December 31,
	2024		2023
	Number of Stock Options	Weighted Average Exercise Price (CAD)	Number of Stock Options	Weighted Average Exercise Price (CAD)
Outstanding stock options, beginning of year	1,886,325	$19.03	2,781,074	$15.49
Issued	473,365	21.00	525,138	18.00
Exercised	(551,818)	20.57	(1,333,199)	11.28
Forfeited	(73,265)	19.13	(86,688)	18.59
Outstanding stock options, end of year	1,734,607	$19.07	1,886,325	$19.03
The weighted average share price on the date of exercise for options exercised during the year ended December 31, 2024 was CAD$29.45 (year ended December 31, 2023 - CAD$17.69).
As at December 31, 2024, the following stock options were outstanding:

Weighted Average Exercise Prices	Number of Stock Options	Vested and Exercisable Number of Stock Options	Weighted Average Remaining Life in Years
$10.01 to $20.00 CAD	1,226,780	837,707	2.80
$20.01 to $25.35 CAD	507,827	66,838	4.60
$19.07 CAD ($13.25 USD)	1,734,607	904,545	3.33
The fair value of options granted was determined using the Black-Scholes option pricing model. The weighted average inputs used in the measurement of fair values at grant date of the options are the following:

	Year Ended December 31,
	2024	2023
Expected term (years)	3.4	3.2
Forfeiture rate	—%	—%
Volatility	51%	54%
Dividend yield	—%	—%
Risk-free interest rate	2.90%	3.99%
Weighted-average fair value per option	$5.90	$6.38
(b)     Performance Share Unit Plan

The Company has a performance share unit ("PSU") plan pursuant to which the Compensation Committee may grant PSUs to Eligible Persons of the Company or its subsidiaries. Each PSU entitles the holder thereof to receive one common share, its equivalent cash value, or a combination of both, on the redemption date at the discretion of the Compensation Committee.
The continuity of PSUs issued and outstanding is as follows:

	Year Ended December 31,
	2024	2023
Outstanding balance, beginning of year	967,921	881,788
Issued	357,792	437,204
Settled	(249,694)	(238,881)
Forfeited	(61,514)	(112,190)
Outstanding balance, end of year	1,014,505	967,921

These PSUs will vest three years from the date of grant by the Compensation Committee and the number of PSUs that will vest may range from 0% to 200% of the number granted, subject to the satisfaction of certain market and non-market performance conditions. Each vested PSU entitles the holder thereof to receive on or about the applicable date of vesting of such share unit (i) one common share; (ii) a cash amount equal to the fair market value of one common share as at the applicable date of vesting; or (iii) a combination of (i) and (ii), as determined by the Compensation Committee in its sole discretion. The Company has elected to settle its PSUs using a combination of cash and common shares in the past. As such, based on its history of past settlements, PSUs are classified as liabilities.

For PSUs with non-market performance conditions, the fair value of the share units granted was initially recognized at the fair value using the share price at the date of grant, and subsequently remeasured at fair value on each balance sheet date. For PSUs with market performance conditions, the fair value was determined using a Geometric Brownian Motion model. As at December 31, 2024, the fair value of the PSU liability was $6.6 million (December 31, 2023 - $6.5 million) of which $4.1 million (December 31, 2023 - $3.9 million) was recognized in accounts payable and accrued liabilities and the remainder in other non-current liabilities.
(c) Deferred Share Unit Plan

The Deferred Share Unit ("DSU") plan was established by the Board as a component of compensation for the Company's independent directors. Pursuant to the DSU Plan, DSUs may only be settled by way of cash payment. A participant is not entitled to payment in respect of the DSUs until his or her death, retirement or removal from the Board.  The settlement amount of each DSU is based on the fair market value of a common share on the DSU redemption date multiplied by the number of DSUs being redeemed.
The continuity of DSUs issued and outstanding is as follows:

	Year ended December 31,
	2024	2023
Outstanding balance, beginning of year	307,312	219,961
Issued	67,006	87,351
Settled	(49,207)	—
Outstanding balance, end of year	325,111	307,312

At December 31, 2024, DSU liabilities had a fair value of $4.4 million (December 31, 2023 - $4.9 million) which has been recognized in accounts payable and accrued liabilities.
(d) Restricted Share Unit Plan

The Company has a restricted share unit ("RSU") plan pursuant to which the Compensation Committee may grant share units to Eligible Persons of the Company or its subsidiaries. The fair value of these restricted share units is determined on the date of grant using the market price of the Company’s shares. Each RSU entitles the holder thereof to receive one common share, its equivalent cash value, or a combination of both, on the redemption date at the discretion of the Compensation Committee. The RSUs are equity classified based on the history of past settlements.
During the year ended December 31, 2024, the Company granted 163,904 RSUs (year ended December 31, 2023 - 203,537) to employees of the Company at weighted average fair value of $14.91 per share (year ended December 31, 2023 - $15.59). The total fair value of these RSUs on the grant date was $2.4 million (year ended December 31, 2023 - $3.2 million).
The continuity of RSUs issued and outstanding is as follows:

	Year ended December 31,
	2024	2023
Outstanding balance, beginning of year	340,570	263,202
Issued	163,904	203,537
Settled	(162,996)	(95,456)
Forfeited	(13,298)	(30,713)
Outstanding balance, end of year	328,180	340,570
(e)     Share-based compensation

	Year ended December 31,
	2024	2023
Stock options	$2,739	$1,574
Performance share unit plan	3,605	4,093
Deferred share unit plan	1,086	1,756
Restricted share unit plan	2,553	1,795
Share-based compensation(1)	$9,983	$9,218
1)    For the year ended December 31, 2024, the Company recorded $5.3 million (year ended December 31, 2023 - $3.4 million) of share-based compensation in contributed surplus, and the remaining share-based compensation was recorded in liabilities.
(f)     Net (Loss) Income per Share

	Year ended December 31,
	2024	2023
Weighted average number of common shares outstanding	103,106,305	94,111,548
Dilutive effects of:
Stock options	—	444,216
Share units	—	340,570
Weighted average number of diluted common shares outstanding(1)	103,106,305	94,896,334

Net (loss) income attributable to owners of the Company	$(68,475)	$92,804
Basic net (loss) income per share	$(0.66)	$0.99
Diluted net (loss) income per share	$(0.66)	$0.98
(1) Weighted average number of diluted common shares outstanding for the year ended December 31, 2024 excluded 1,734,607 (year ended December 31, 2023 - 646,932) stock options and 328,180 share units (year ended December 31, 2023 - nil) that were anti-dilutive.